401(k) Plan	3 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
401(k) Plan	401(k) Plan The Company sponsors a 401(k) defined contribution plan covering all eligible employees and provides a matching contribution for the first 4% of their salaries. The matching contribution costs incurred were $1.1 million and $0.7 million in the three months ended March 31, 2023 and 2022, respectively.401(k) PlanThe Company sponsors a 401(k) defined contribution plan covering all eligible employees and provides matching contribution for the first 4% of their salaries. The matching costs incurred were $3.3 million, $2.4 million, and $1.9 million for the years ended December 31, 2022, 2021 and 2020, respectively.